ACQUISITIONS (Details Narrative) - shares	1 Months Ended
	Feb. 20, 2023	Oct. 04, 2022
NHIL [Member]
Number of shares issued	10,000,000
NHIL [Member]
Ownership percentage	100.00%
Y D T C [Member] | National Holdings Investments Ltd [Member]
Ownership percentage		100.00%